Equity - Summary of the Warrants (Details)	Dec. 31, 2021 $ / shares shares
Stockholders Equity Details [Line Items]
Number of shares	42,686,195
Dragasac Warrant
Stockholders Equity Details [Line Items]
Number of shares	6,529,818
Exercise price | $ / shares	$ 6.77
Expiration date	Mar. 16, 2025
March 2020 Series B Warrants
Stockholders Equity Details [Line Items]
Number of shares	13,281,386
Exercise price | $ / shares	$ 7.53
Expiration date	Mar. 16, 2025
Public Warrants
Stockholders Equity Details [Line Items]
Number of shares	14,374,992
Exercise price | $ / shares	$ 11.50
Expiration date	Jul. 16, 2026
Sponsor Warrants
Stockholders Equity Details [Line Items]
Number of shares	8,499,999
Exercise price | $ / shares	$ 11.50
Expiration date	Jul. 16, 2026